STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		68 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Revenues	$ 0	$ 0	$ 0	$ 0	$ 0
Cost of Revenues	0	0	0	0	0
Gross Margin	0	0	0	0	0
Expenses
Mineral Property Exploration Expenditures	(1,000)	3,062	13,521	186,040	433,289
General and Administrative	16,986	20,860	57,158	52,757	441,365
Net (Loss) Income from Operations	(15,986)	(23,922)	(70,679)	(238,797)	(874,654)
Other Income (Expense)
Interest Expense	0	0	0	0	(545)
Net Other Income (Expense)	0	0	0	0	(545)
Write-down of Mineral Property Acquisition Payments	0	0	0	0	(80,000)
Net (Loss) Income	$ (15,986)	$ (23,922)	$ (70,679)	$ (238,797)	$ (955,199)
Basic and Diluted Loss per Share	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Weighted Average Shares Outstanding	48,020,000	46,954,783	48,020,000	46,332,727